Schedule of Investments
June 30, 2026 (unaudited)
Forester Value Fund

			Shares or Principal
Security Description			Amount ($)		Fair Value ($)(1)

Common Stocks - 63.94%

Basic Materials - 3.09%
Agnico Eagle Mines, Ltd. (Canada)			350		54,296
Alamos Gold, Inc.			1,800		54,612

					108,908

Communication Services - 2.68%
Verizon Communications, Inc.			2,230		94,418

Consumer Discretionary - 0.52%
eBay, Inc.			830		92,753
Lululemon Athletica, Inc. (2)			160		18,269

					111,021

Consumer Staples - 11.75%
Altria Group, Inc.			1,230		88,499
The Campbell's Co. (2)			1,200		26,724
General Mills, Inc.			1,360		47,328
The Kraft Heinz Co.			2,320		54,798
The JM Smucker Co.			750		84,375
The Kroger Co.			1,100		61,083
Tyson Foods, Inc. Class A			900		51,525

					414,332

Energy - 5.93%
Chevron Corp.			250		41,440
Diamondback Energy, Inc.			200		35,156
Energy Transfer LP			3,000		57,360
Exxon Mobil Corp.			550		75,196

					209,152

Financials - 10.52%
Allstate Corp.			350		83,279
Aon plc (United Kingdom)			100		33,169
Chubb Ltd. (Switzerland)			230		78,370
The Travelers Cos., Inc.			270		89,132
US Bancorp, Inc.			1,440		86,976

					370,927

Health Care - 14.71%
Amgen, Inc.			200		72,424
Baxter International, Inc.			1,999		42,619
Cardinal Health, Inc.			340		80,770
Cigna Corp. (2)			160		44,109
CVS Health Corp.			800		82,760
Johnson & Johnson			360		91,429
Teva Pharmaceutical Industries Ltd. ADR (2)			2,100		71,148
UnitedHealth Group, Inc.			80		33,250

					518,509

Industrials - 6.54%
Fedex Freight Holding Co., Inc. (2)			100		15,100
Fedex Corp.			200		62,626
The 3M Co.			500		80,955
Quanta Services, Inc.			100		72,004

					230,685

Information Technology - 1.60%
International Business Machines Corp.			200		56,242

Utilities - 3.98%
Exelon Corp.			1,480		68,998
First Energy Corp.			1,500		71,310

					140,308

Total Common Stock			(Cost $ 1,417,995)		2,254,502

U.S. Government Obligations - 25.17%

U.S. Government Treasury Bill, 0.00%, 10/22/2026			600,000		592,947
U.S. Government Treasury Bill, 0.00%, 12/24/2026			300,000		294,375

Total U.S. Government Obligations			(Cost $ 883,725)		887,322

Money Market Registered Investment Companies - 9.43%

Morgan Stanley Institutional Liquidity Fund Treasury Portfolio, Institutional Class - 3.48% (4)			332,650		332,650

Total Money Market Registered Investment Companies			(Cost $ 332,650)		332,650

Total Investments - 99.13%			(Cost $ 2,544,193)		3,495,169

Other Assets Less Liabilities - 0.87%					30,828

Total Net Assets - 100.00%					3,525,998

Options - 0.02%

	Long (Short)		Notional Value of		Fair
	Contracts (5)	Expiration Date	Contracts ($) (6)		Value ($)
Put Options
S&P 500 Index, Strike @ $7,000	7	8/21/2026	4,900,000		28,000
S&P 500 Index, Strike @ $7,000	1	7/17/2026	700,000		730

Total Options	8		(Cost $ 54,596)		20,696

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund's assets carried at fair value:

			Investments in		Other Financial
Valuation Inputs			Securities		Instruments (9)
Level 1 - Quoted Prices			$3,495,169	$
Level 2 - Other Significant Observable Inputs			-		-
Level 3 - Significant Unobservable Inputs			-		-
Total			$3,495,169	$

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(4) Variable rate security; the coupon rate shown represents the yield at June 30, 2026.
(6) The notional amount is calculated by multiplying outstanding contracts by the exercise price at June 30, 2026.